Property, plant and equipment, net - Composition (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 125,116	¥ 806,747	¥ 793,551
Less: Accumulated depreciation	(36,008)	(232,180)	(190,384)
Total property, plant and equipment, net	89,108	574,567	603,167
Buildings
Property, plant and equipment, net
Property, plant and equipment	90,673	584,661	581,252
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,305	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	23,141	149,213	137,811
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,452	15,808	15,209
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	6,374	41,099	40,132
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 171	¥ 1,102	¥ 4,283